OTHER INTANGIBLE ASSETS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of intangible assets [text block] [Abstract]
Brand names	£ 380	£ 380
Purchased credit card relationships	£ 702